Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill	Intangible Assets and Goodwill
Intangible assets
Intangible assets, net consist of the following (in thousands):

	Weighted Average Amortization Period	December 31, 2019
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	4.8 years	$2,284	$(1,673)	$611
Domain names	1.7 years	204	(97)	107
Patents	18.9 years	337	(18)	319
Trade names and other indefinite-lived intangibles(1)	Indefinite	455	—	455
In-process patents and trademarks	Not applicable	1,001	—	1,001
Total intangible assets		$4,281	$(1,788)	$2,493

	Weighted Average Amortization Period	December 31, 2020
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	3.7 years	$2,268	$(1,859)	$409
Domain names	1.3 years	245	(156)	89
Patents	19.1 years	1,235	(46)	1,189
Trade names and other indefinite-lived intangibles(1)	Indefinite	425	—	425
In-process patents and trademarks	Not applicable	873	—	873
Total intangible assets		$5,046	$(2,061)	$2,985

	Weighted Average Amortization Period	June 30, 2021
		(unaudited)
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	4.9 years	$7,182	$(2,268)	$4,914
Domain names	1.1 years	245	(188)	57
Patents	18.8 years	1,478	(78)	1,400
Trade names and other indefinite-lived intangibles(1)	Indefinite	732	—	732
In-process patents and trademarks	Not applicable	1,039	—	1,039
Total intangible assets		$10,676	$(2,534)	$8,142
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(1) - Gross carrying amount includes impact of translation of foreign denominated intangible assets
Intangible asset amortization for the years ended December 31, 2019 and 2020 and for the six months ended June 30, 2020 and 2021 was $0.2 million, $0.3 million, $0.1 million and $0.5 million, respectively. These expenses are primarily presented in operating expenses with a portion allocated to cost of revenue within the accompanying consolidated statements of operations.
Estimated future amortization expense is as follows (in thousands):

	December 31, 2020	June 30, 2021
		(unaudited)
2021	262	598
2022	186	1,151
2023	129	1,091
2024	97	1,059
2025	97	726
Thereafter	916	1,746
Total	$1,687	$6,371
Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of net assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually.
The changes in carrying amounts of goodwill were as follows (in thousands):

Balance at December 31, 2018	$3,817
Acquisitions	4,852
Other adjustments(1)	204
Balance at December 31, 2019	$8,873
Other adjustments(1)	(268)
Balance at December 31, 2020	$8,605
Acquisitions	$34,339
Other adjustments(1)	$84
Balance at June 30, 2021 (unaudited)	$43,028
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(1)Other adjustments represents the impact of translation of our foreign currency denominated goodwill balances.